Share-based Payments - Cash-settled Plans (Details) - R / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in zar per share)	R 316.50	R 181.75	R 128.62
Cash-settled Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units outstanding at beginning of year (in shares)	3,815,761	4,469,618	2,464,630
Share units granted during the year (in shares)	0	0	2,572,437
Share units lapsed during the year (in shares)	(1,305,761)	(611,265)	(507,597)
Share units exercised during the year (in shares)	(1,029,438)	(42,592)	(59,852)
Share units outstanding at end of year (in shares)	1,480,562	3,815,761	4,469,618